Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

DKK thousand	2020	2019
Raw materials	14,398	0
Work in process	13,723	0
Finished goods	36,919	0
Total	65,040	0
Direct costs	48,224	0
Indirect production costs	16,816	0

Summary of write downs recognized on inventories

DKK thousand	2020	2019
Accumulated write downs, January 1	0	0
Addition from business combination, cf. note 29	(11,294)	0
Write downs in the reporting period	486	0
Reversals or utilization of write downs	3,860	0
Exchange differences	0	0
Accumulated write downs, December 31	(6,948)	0